Revenue	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
REVENUE
21	REVENUE

	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Business strategy consultancy	20,789,179	52,647,479	11,160,748
Technology development, solutions and consultancy	19,733,018	8,250,188	1,748,959
Interest income	1,118,641	3,193,950	677,086
Others	2,822,357	659,975	139,908
Total	44,463,195	64,751,592	13,726,701

This represents revenue arising from the Group’s contracts with customers for business strategy consultancy, technology development, solution and consultancy and investment.